Taxation	12 Months Ended
Dec. 31, 2023
Taxation [Abstract]
TAXATION

14. TAXATION

Cayman Islands

The Company is incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, these entities are not subject to income or capital gains taxes. In addition, dividend payments are not subject to withholding tax in the Cayman Islands.

Hong Kong

Entities incorporated in Hong Kong are subject to profits tax in Hong Kong at the rate of 16.5%. According to Tax (Amendment) (No. 3) Ordinance 2018 published by Hong Kong government, effective April 1, 2018, under the two-tiered profits tax rates regime, the profits tax rate for the first HKD2 million of assessable profits will be lowered to 8.25% (half of the rate specified in Schedule 8 to the Inland Revenue Ordinance (IRO)) for corporations. The Group was not subject to Hong Kong profit tax for any period presented as it did not have assessable profit during the periods presented.

PRC

Generally, the Company’s subsidiaries that are considered PRC resident enterprises under PRC tax law, are subject to enterprise income tax on their worldwide taxable income as determined under PRC tax laws and accounting standards at a rate of 25%.

For the year ended December 31, 2021, JYD WLKJ, JYD SZGJHY, JYD SM, JYD XC, JYD BG, JYD XYX, JYD NJWL, JYD DS, JYD SHWL were recognized as small low-profit enterprises and there was one additional subsidiary, JYD YCKJ, was recognized as small low-profit enterprise for the year ended December 31, 2022. For the year ended December 31, 2022, JYD WLKJ changed to be a general taxpayer whose applicable tax rate is 25.0% and other subsidiaries remained unchanged. For the year ended December 31, 2023, JYD RHTD, a newly set up subsidiary, was recognized as a general taxpayer whose applicable tax rate is 25.0% and other subsidiaries remained unchanged. Entities with annual taxable income exceeding RMB3,000,000, total assets exceeding RMB50,000,000, and their number of employees exceeding 300 are considered general taxpayer.

From January 1, 2021 to December 31, 2021, 12.5% of the first RMB 1.0 million of the assessable profit before tax is subject to preferential tax rate of 20% and the 50% of the assessable profit before tax exceeding RMB 1.0 million but not exceeding RMB 3.0 million is subject to preferential tax rate of 20%. From January 1, 2022 to December 31, 2022, 12.5% of the first RMB 1.0 million of the assessable profit before tax is subject to preferential tax rate of 20% and the 25% of the assessable profit before tax exceeding RMB 1.0 million but not exceeding RMB 3.0 million is subject to preferential tax rate of 20%. From January 1, 2023 to December 31, 2027, 25% of the first RMB 3.0 million of the assessable profit before tax is subject to the tax rate of 20% for the Company’s subsidiaries that are qualified as “Small Low-profit Enterprises”.

The income tax provision consisted of the following components:

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
Current income tax expenses	839,107	2,465,462	99,155	14,000
Deferred income tax expense (benefit)	864,072	116,755	(2,907,145)	(410,457)
Total income tax expenses (benefit)	1,703,179	2,582,217	(2,807,990)	(396,458)

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
Income / (loss) before provision for income taxes is attributable to the following geographic locations:
PRC	12,016,517	8,630,868	(76,778,965)	(10,840,353)
Foreign	(89,670)	(4,670,754)	(6,304,369)	(890,109)
Total Income/(loss) before Income Taxes	11,926,847	3,960,114	(83,083,334)	(11,730,462)

Reconciliation between the provision for income taxes computed by applying the PRC EIT rate of 25% to income before income taxes and the actual provision of income taxes is as follows:

	For the years ended December 31,
	2021	2022	2023
PRC statutory income tax rate	25.0%	25.0%	(25.0)%
Impact of different tax rates in other jurisdictions	0.0%	22.3%.	1.1%
Effect of preferential tax rate	(6.4)%	53.3%	7.9%
Non-deductible (Non-taxable) items	0.9%	0.9%	0.1%
Effect of additional R&D deduction	0.0%	(9.0)%	0.0%
Tax effect on deferred offering costs	(1.9)%	(32.3)%	(0.6)%
Change in valuation allowance	(3.3)%	5.0%	13.1%
Effective tax rate	14.3%	65.2%	(3.4)%

The effect on deferred offering costs mainly resulted from the book-tax difference of capitalization for initial public offerings expenses. The deferred offering costs are deductible under PRC tax regulation.

As of December 31, 2022 and 2023, the significant components of the deferred tax assets and deferred tax liability were summarized below:

	As of
	December 31, 2022	December 31, 2023
	RMB	RMB	US$
Deferred tax assets:
Net operating loss carried forward	1,750,257	10,843,551	1,530,991
Bad debt provision	96,568	3,801,660	536,753
Impairment charges	-	963,398	136,021
Lease liability	-	818,974	115,630
Less: Valuation allowance	(1,825,262)	(12,738,069)	(1,798,476)
Deferred tax assets, net of valuation allowance	21,563	3,689,514	520,919

The movement of valuation allowance is as follows:

	As of
	December 31,	December 31,
	2022	2023
	RMB	RMB	US$
Beginning balance	1,625,548	1,825,262	257,707
Addition	197,431	10,907,213	1,539,980
Foreign exchange impact	2,283	5,594	789
Ending balance	1,825,262	12,738,069	1,798,476

Valuation allowances have been provided on the deferred tax assets where, based on all available evidence, it was considered more likely than not that some portion of the recorded deferred tax assets will not be realized in future periods.

	As of
	December 31,	December 31,
	2022	2023
	RMB	RMB	US$
Deferred tax liabilities:
Right of use assets	-	(760,806)	(107,418)
Total deferred tax liabilities	-	(760,806)	(107,418)
Total deferred tax assets, net	21,563	2,928,708	413,501

As of December 31, 2023, net operating loss carry forward will expire, if unused, in the following amounts:

For the fiscal years ended December 31,	Amounts
2024	2,206,569
2025	3,196,752
2026	395,107
2027	12,468,752
2028	48,064,350
66,331,529

The Group evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of December 31, 2022 and 2023, the Group did not have any significant unrecognized uncertain tax positions.

Net operating loss from Hong Kong can be carried forward indefinitely.

The Group’s taxes payable consists of the following:

	As of
	December 31, 2022	December 31, 2023
	RMB	RMB	US$
Income tax payable	1,768,285	163,527	23,088
VAT and other taxes payable	362,148	349,670	49,370
Total taxes payable	2,130,433	513,197	72,458